                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check Here if Amendment / /; Amendment Number:
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Attractor Investment Management Inc.
   Address:      1440 Chapin Avenue, Suite 201
                 Burlingame, CA 94010

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

         /s/ Harvey Allison           Burlingame, California   February 14, 2007
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            0

Form 13F Information Table Entry Total:                                      18

Form 13F Information Table Value Total:                                 $199492
                                                                     (thousands)

List of Other Included Managers:                                         NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
                              TITLE OF              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    X($1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
Airspan Networks, Inc.          COM     00950H102       401   108480  SH            SOLE        N/A     108480

Akamai Technologies, Inc.       COM     00971T101      7148   134560  SH            SOLE        N/A     134560

Apple Computer, Inc.            COM     037833100     13897   163800  SH            SOLE        N/A     163800

Arbinet-thexchange, Inc.        COM     03875P100       325    59210  SH            SOLE        N/A      59210

Cisco Systems, Inc.             COM     17275R102     11189   409400  SH            SOLE        N/A     409400

Equinix, Inc.                   COM     29444U502      6895    91180  SH            SOLE        N/A      91180

First Solar, Inc.               COM     336433107      7438   249268  SH            SOLE        N/A     249268

Google Inc.                     COM     38259P508     19110    41500  SH            SOLE        N/A      41500

Ikanos Communications, Inc.     COM     45173E105      3665   421710  SH            SOLE        N/A     421710

Kenexa Corporation              COM     488879107      4082   122739  SH            SOLE        N/A     122739

LoopNet, Inc.                   COM     543524300      1427    95230  SH            SOLE        N/A      95230

Omniture, Inc.                  COM     68212S109     14169  1006296  SH            SOLE        N/A    1006296

Optium Corporation              COM     68402T107      2249    90160  SH            SOLE        N/A      90160

Riverbed Technology, Inc.       COM     768573107      2118    68994  SH            SOLE        N/A      68994

Salesforce.com, Inc.            COM     79466L302     76503  2098835  SH            SOLE        N/A    2098835

Sunpower Corporation            COM     867652109      2228    59930  SH            SOLE        N/A      59930

Verisign, Inc.                  COM     92343E102     17259   717620  SH            SOLE        N/A     717620

Yahoo, Inc.                     COM     984332106      9389   367630  SH            SOLE        N/A     367630

                                        3